Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	$ 147,196	$ 152,327	$ 157,079
Revenue	147,196	152,327	157,079
Advertising revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	144,290	149,046	152,086
Copyrights revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	2,615	3,035	4,217
CHEERS e-Mall marketplace service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	207	232	306
Other revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	84	14	470
Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	146,905	152,081	156,303
Services transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	207	232	306
Goods transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer	$ 84	$ 14	$ 470